Finance expenses, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finance Expenses, Net [Abstract]
Interest on lease liabilities	$ 315	$ 248	$ 611	$ 429